Financial Instruments - Summary of Fair Value Adjustment (Details) - GBP (£) £ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Risk related adjustments
Disclosure of financial assets [line items]
Fair value adjustments	£ 23	£ 40
Bid-offer and trade specific adjustments
Disclosure of financial assets [line items]
Fair value adjustments	(15)	(9)
Uncertainty
Disclosure of financial assets [line items]
Fair value adjustments	29	40
Credit risk adjustment
Disclosure of financial assets [line items]
Fair value adjustments	5	6
Funding fair value adjustment
Disclosure of financial assets [line items]
Fair value adjustments	£ 4	£ 3